Provisions and Contingent Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of provisions [text block] [Abstract]
Schedule of composition statement
	As of December 31,
	2021	2020
	MCh$	MCh$

Provisions for personnel salaries and expenses	110,621	104,270
Provisions for mandatory dividends	253,640	164,284
Provision for interest of perpetual bonds	4,995	-
Provisions for contingent loan	40,357	28,247
Provision for contingencies	55,236	33,863
Total	464,849	330,664

Schedule of activity regarding provisions
	Personnel salaries and expenses	Mandatory Dividend	Interest of perpetual bonds	Contingent loan	Contingencies	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2021	104,270	164,284	-	28,247	33,863	330,664
Provisions established	90,363	253,640	4,995	73,201	32,269	454,468
Application of provisions	(80,768)	-	-	-	-	(80,768)
Provisions released	(1,836)	(164,284)	-	(63,654)	(10,896)	(240,670)
Other	(1,408)	-	-	2,563	-	1,155
Balances as of December 31, 2021	110,621	253,640	4,995	40,357	55,236	464,849

Balances as of January 1, 2020	101,223	185,727	-	23,240	15,940	326,130
Provisions established	76,281	164,284	-	14,683	25,367	280,615
Application of provisions	(71,481)	-	-	-	-	(71,481)
Provisions released	(1,755)	(185,727)	-	(9,676)	(7,444)	(204,602)
Other	2	-	-	-	-	2
Balances as of December 31, 2020	104,270	164,284	-	28,247	33,863	330,664

Balances as of January 1, 2019	93,379	178,600	-	23,709	9,583	305,271
Provisions established	78,316	185,727	-	15,879	28,373	308,295
Application of provisions	(70,385)	-	-	-	(155)	(70,540)
Provisions released	(552)	(178,600)	-	(16,348)	(21,861)	(217,361)
Other	465	-	-	-	-	465
Balances as of December 31, 2019	101,223	185,727	-	23,240	15,940	326,130

Schedule of provisions for personnel salaries and expenses
	As of December 31,
	2021	2020
	MCh$	MCh$

Provision for seniority compensation	7,638	6,658
Provision for stock-based personnel benefits	-	-
Provision for performance bonus	73,960	65,786
Provision for vacations	28,553	29,307
Provision for other personnel benefits	470	2,519
Total	110,621	104,270

Schedule of provisions for contingent loan risk
	December 31, 2021
	Stage 1	Stage 2	Stage 3	TOTAL
ECL allowance at January 1, 2021	13,825	6,315	8,107	28,247
Transfer
Transfers from stage 1 to stage 2	(1,303)	4,714	-	3,411
Transfers from stage 1 to stage 3	(70)	-	2,876	2,806
Transfers from stage 2 to stage 3	-	(217)	4,990	4,773
Transfers from stage 2 to stage 1	1,323	(4,551)	-	(3,228)
Transfers from stage 3 to stage 2	-	217	(1,699)	(1,482)
Transfers from stage 3 to stage 1	12	-	(469)	(457)
Net changes on financial assets	9,058	3,120	(6,074)	6,104
Write-off	-	-	-	-
Other adjustments	184	1	(2)	183
At December 31, 2021	23,029	9,599	7,729	40,357

	December 31, 2020
	Stage 1	Stage 2	Stage 3	TOTAL
ECL allowance at January 1, 2020	14,636	768	7,836	23,240
Transfer
Transfers from stage 1 to stage 2	(4,887)	15,227	-	10,340
Transfers from stage 1 to stage 3	(76)	-	2,840	2,764
Transfers from stage 2 to stage 3	-	(221)	4,559	4,338
Transfers from stage 2 to stage 1	2,852	(9,569)	-	(6,717)
Transfers from stage 3 to stage 2	-	240	(1,940)	(1,700)
Transfers from stage 3 to stage 1	14	-	(444)	(430)
Net changes on financial assets	2,079	(189)	(4,743)	(2,853)
Write-off	-	-	-	-
Other adjustments	(793)	59	(1)	(735)
At December 31, 2020	13,825	6,315	8,107	28,247